Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 11,371,264	$ 1,742,722	¥ 2,710,623
Others
Cash and cash equivalents [Line Items]
Cash and cash equivalents	155,389		121,595
RMB [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	2,691,718		1,608,999
US$ [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 8,524,157	$ 1,306,404	¥ 980,029	$ 140,482